Intangible assets (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Intangible assets increased	$ 15,800
Additions other than through business combinations, intangible assets other than goodwill	$ 600
Sales of shares in international distribution partner		15,000
Useful life measured as period of time, intangible assets other than goodwill		3 years
Favorable supply contracts [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		3 years
Solar projects [member]
IfrsStatementLineItems [Line Items]
Additions other than through business combinations, intangible assets other than goodwill		$ 10
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Additions other than through business combinations, intangible assets other than goodwill		$ 4,000
[custom:GoodwillMeasurementInputDiscountRate-0]		13.70%	12.00%	12.00%
[custom:GoodwillMeasurementInputAnnualGrowthRateAfterFiveYears]		283.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Intangible assets increased		$ 600
Increase in the discount rate		5.00%
Compound annual growth rate		50.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Intangible assets increased		$ 15,200
Increase in the discount rate		18.20%
Compound annual growth rate		71.00%